UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09303

Kinetics Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

1311 Mamaroneck Avenue, Suite 130, White Plains, NY 10605
(Address of principal executive offices) (Zip code)

Andrew M. Fishman
1311 Mamaroneck Avenue
Suite 130
White Plains, NY 10605
(name and address of agent for service)

Registrant’s telephone number, including area code: 1-646-495-7347

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2003 - 06/30/2004

Kinetics Mutual Funds, Inc.

ITEM 1. PROXY VOTING RECORD

The funds of Kinetics Mutual Funds, Inc. are feeder funds that hold shares in the master portfolios of Kinetics Portfolios Trust (the "Trust"). For the voting record of the Trust’s master portfolios, please see Form N-PX filed on Edgar on August 31, 2004 by Kinetics Portfolios Trust, CIK # 0001113229.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Kinetics Mutual Funds, Inc.

By	(Signature): /s/ Peter B. Doyle
Peter B. Doyle

Date: August 31, 2004